Income Taxes - Components of income tax provision (benefit) (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Current
Federal					$ 438,374
Deferred
Federal				$ 518,081	(539,887)
Valuation allowance				(518,081)	539,887
Income tax provision	$ 15,402	$ 15,402	$ (164,076)	$ 0	$ 438,374